EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equipment [Table Text Block]
		December 31, 2017
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$-
Computer equipment	20,274	20,274	-
Exploration equipment	1,738,849	1,255,906	482,943
Vehicles	358,936	320,316	38,620
	$2,126,417	$1,604,854	$521,563

		December 31, 2016
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$-
Computer equipment	20,274	20,274	-
Exploration equipment	1,464,478	1,144,382	320,096
Vehicles	333,989	306,883	27,106
	$1,827,099	$1,479,897	$347,202

		December 31, 2015
		Accumulated	Net Book
	Cost	Amortization	Value

Furniture and equipment	$8,358	$8,358	$-
Computer equipment	20,274	20,274	-
Exploration equipment	1,464,478	1,047,418	417,060
Vehicles	333,989	264,524	69,465
	$1,827,099	$1,340,574	$486,525